LOANS FROM THE CONTROLLING SHAREHOLDER	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
LOANS FROM THE CONTROLLING SHAREHOLDER
NOTE 6 — LOANS FROM THE CONTROLLING SHAREHOLDER

Until December 31, 2017, the Company received loans from its Controlling Shareholder in the aggregated amount of $65,338, including loans received during the years ended December 31, 2016 and 2017 in the amounts of $20,000 and $28,000, respectively.

The loans are classified as a current liability and denominated in U.S. dollars, bear no interest and are backed by a promissory note. The promissory note is an unsecured note, has no repayment date and is subject to acceleration in certain events of default.

On August 22, 2017, the Company amended the loan to automatically convert the principal amount into a number of the Company's ordinary shares in connection with an initial public offering. The number of ordinary shares to be issued upon the automatic conversion will be equal to the principal amount divided by the price per ordinary share paid by investors in the initial public offering. With regard to the completion of the IPO and conversion of the promissory note refer to note 10a.